Private Placement - Additional Information (Details) - Private Placement Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Common Class A [Member]
Private Placement [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1	1
Class of warrants or rights exercise price per share	$ 11.5	$ 11.5
Sponsor [Member]
Private Placement [Line Items]
Class of warrants or rights warrants issued during the period units	13,850,000	13,850,000
Class of warrants or rights warrants issued issue price per warrant	$ 1	$ 1
Proceeds from the issuance of warrants	$ 13,850,000	$ 13,850,000